UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Fuller & Thaler Behavioral Small-Cap Growth Fund

Fuller & Thaler Behavioral Mid-Cap Value Fund

Semi-Annual Report

March 31, 2018

411 Borel Avenue, Suite 300

San Mateo, CA 94402

(888) 912-4562

Investment Results (Unaudited)

Average Annual Total Returns* as of March 31, 2018

	Six Months	One Year	Three Year	Five Year	Since Inception (9/8/11)
Fuller & Thaler Behavioral Small-Cap Equity Fund
R6 Shares	0.30%	10.46%	11.94%	14.14%	16.97%
Investor Shares	0.18%	10.18%	11.58%	13.80%	16.61%
Institutional Shares	0.26%	10.35%	11.75%	13.97%	16.81%
Russell 2000® Index(a)	3.25%	11.79%	8.39%	11.47%	14.36%
			Expense Ratios(b)
			R6 Shares	Investor Shares	Institutional Shares
Gross			1.32%	1.67%	1.41%
With Applicable Waivers			0.82%	1.27%	0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”) distributions or the redemption of Small-Cap Equity Fund shares. Current performance of the Small-Cap Equity Fund may be lower or higher than the performance quoted. The Small-Cap Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Small-Cap Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized. Prior to October 26, 2015, the performance reflected represents that of a series of Allianz Funds Multi-Strategy Trust for which the Adviser served as the sole sub-adviser (the “Predecessor Fund”) (see Note 1).

(a) The Russell 2000® Index (“Russell 2000”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Small-Cap Equity Fund’s portfolio. The Russell 2000 measures the performance of the small cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index and represents approximately 10% of total market capitalization of that index. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b) The expense ratios are from the Small-Cap Equity Fund’s prospectus dated December 20, 2017. The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses so that total annual operating expenses, excluding interest, taxes, brokerage fees and commission, other extraordinary expense not incurred in the ordinary course of the Small-Cap Equity Fund’s business and indirect expenses such as acquired fund fees and expenses, do not exceed 0.80%, 1.25% and 0.97% for R6 Shares, Investor Shares, and Institutional Shares, respectively, of the Small-Cap Equity Fund’s average daily net assets through January 31, 2019. Additional information pertaining to the Small-Cap Equity Fund’s expense ratios as of March 31, 2018 can be found on the financial highlights.

The Small-Cap Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Small-Cap Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Small-Cap Equity Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

Investment Results (Unaudited)

Total Returns* as of March 31, 2018

	Since Inception (12/21/17)
Fuller & Thaler Behavioral Small-Cap Growth Fund
R6 Shares	2.15%
Investor Shares	2.05%
Institutional Shares	2.10%
Russell 2000® Growth Index(a)	1.81%
		Expense Ratios(b)
		R6 Shares	Investor Shares	Institutional Shares
Gross		1.26%	1.71%	1.46%
With Applicable Waivers		0.90%	1.24%	0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”) distributions or the redemption of Small-Cap Growth Fund shares. Current performance of the Small-Cap Growth Fund may be lower or higher than the performance quoted. The Small-Cap Growth Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Small-Cap Growth Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a) The Russell 2000® Growth Index (“Russell 2000 Growth”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Small-Cap Growth Fund’s portfolio. Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b) The expense ratios are from the Small-Cap Growth Fund’s prospectus dated December 20, 2017. The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses so that total annual operating expenses, excluding interest, taxes, brokerage fees and commission, other extraordinary expense not incurred in the ordinary course of the Small-Cap Growth Fund’s business and indirect expenses such as acquired fund fees and expenses, do not exceed 0.90%, 1.24% and 0.99% for R6 Shares, Investor Shares, and Institutional Shares, respectively, of the Small-Cap Growth Fund’s average daily net assets through January 31, 2019. Additional information pertaining to the Small-Cap Growth Fund’s expense ratios as of March 31, 2018 can be found on the financial highlights.

The Small-Cap Growth Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Small-Cap Growth Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Small-Cap Growth Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

Investment Results (Unaudited) (continued)

PAST PERFORMANCE OF THE ADVISER

The following performance information has been provided by the Adviser and relates to the historical performance of the client accounts managed by the Adviser pursuant to its small-cap growth strategy (the “Composite”), the strategy used by the Adviser to manage the assets of the Small-Cap Growth Fund. The investment objectives, policies and restrictions of the Small-Cap Growth Fund are substantially similar to those of the accounts included in the Adviser’s Small-Cap Growth Strategy Composite (the “Composite”). The Adviser has managed the Small-Cap Growth Fund’s assets since its inception.

While the Adviser is primarily responsible for the performance of the Small-Cap Growth Fund, the performance of the small-cap growth strategy reflected by the Composite does not represent the past performance of the Funds. If the performance of the Composite had been readjusted to reflect the first year expenses of the Small-Cap Growth Fund, the performance of the Composite would have been lower. You should not consider this performance data for the small-cap growth strategy reflected by the Composite as an indication of future performance of the Small-Cap Growth Fund.

Transactions are recorded on the trade date. Cash balances and cash equivalents are included in the performance. All returns presented are calculated in U.S. dollars on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns are calculated by deducting the Adviser’s actual fee on a monthly basis as well as all brokerage commissions and execution costs paid by the Composite accounts without provision for Federal or state income taxes. Custodial fees, if any, were not included in the calculations. The standard management fee for the Small-Cap Growth Strategy is 1.10% per annum on the first $5 million, 1.00% per annum on the next $10 million, 0.90% per annum on the next $10 million and 0.70% per annum on assets over $25 million. Actual investment management fees incurred by clients may vary. Policies for valuing portfolios, calculating performance and preparing compliant presentations are available upon request.

The Small-Cap Growth Fund’s performance is calculated using the method required by the SEC, which differs from the method used to calculate the performance of the private accounts comprising the Composite. The private accounts are not subject to the same types of expenses to which the Small-Cap Growth Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Small-Cap Growth Fund by the Investment Company Act of 1940, as amended, and the Internal Revenue Code. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the Composite had been regulated as an investment company under the Federal securities laws.

The following tables show the annual returns of the Composite for each of the last ten calendar years and for the 1-Year, 5-Year and 10-Year periods ended December 31, 2016. Fuller & Thaler Asset Management claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS standards. Fuller & Thaler Asset Management has been independently

Investment Results (Unaudited) (continued)

verified for the periods January 1, 1992 through June 30, 2017. ACA Performance Services, LLC provided the verification for the periods January 1, 1992 through March 31, 2016 and January 1, 2017 through June 30, 2017. Ashland Partners & Company, LLP provided the verification for the period March 31, 2016 through December 31, 2016. On June 28, 2017, ACA Performance Services, LLC acquired the investment performance service business of Ashland Partners & Company, LLP. Net Annual Calendar Year Returns for the Small-Cap Growth Strategy Composite for the calendar year ended December 31, 2017 are not provided because the firm is currently undergoing firmwide GIPS verification. Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards. The verification report is available upon request. A complete list and description of Fuller & Thaler’s Composite is available upon request. The data presented herein is not intended to predict or suggest the returns that might be experienced by the Small-Cap Growth Fund or an individual investor investing in the Small-Cap Growth Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

Adviser’s Small-Cap Growth Strategy Composite

Net Annual Calendar Year Returns

	Small-Cap Growth Returns Composite(1)				Annualized Ex-Post		Composite Assets
Year Ended	Gross Composite Returns	Net Composite Returns	Composite Dispersion(2)	Benchmark(3)*	Composite 3-Yr. Std. Dev.(4)	Benchmark 3-Yr Std. Dev.(4)	End of Period (MM)	Firm Assets (MM)
12/31/07	20.77%	19.85%	0.66%	9.69%	N/A	N/A	$564	$2,874
12/31/08	-43.59%	-43.99%	0.16%	-41.50%	N/A	N/A	289	995
12/31/09	38.76%	37.87%	0.21%	41.66%	N/A	N/A	345	1,002
12/31/10	30.08%	29.31%	0.33%	28.86%	N/A	N/A	387	1,168
12/31/11	-9.74%	-10.34%	0.24%	-2.91%	23.19%	23.63%	122	976
12/31/12	9.34%	8.51%	N/A	14.59%	21.41%	20.63%	74	1,122
12/31/13	44.26%	43.16%	N/A	43.30%	18.37%	17.52%	32	1,977
12/31/14	11.76%	10.91%	N/A	5.60%	13.17%	14.02%	29	2,855
12/31/15	4.77%	3.98%	N/A	-1.38%	13.68%	15.16%	33	4,746
12/31/16	16.92%	16.03%	N/A	11.32%	15.12%	16.91%	38	7,451

Annualized Net Returns for the Period Ended

December 31, 2016

	Small-Cap Growth Strategy	Benchmark*
1 Year (2016)	16.03%	11.32%
5 Years (2012-2016)	15.76%	13.74%
10 Years (2007-2016)	8.35%	8.03%

*	The Russell 2500 Growth was the benchmark from 1/1/92 through 12/31/10 and the Russell 2000 Growth has been the benchmark since 1/1/11.

Investment Results (Unaudited) (continued)

(1)

The Small-Cap Growth composite is an actively managed small-cap growth strategy that evaluates small-cap companies with a capitalization consistent with the capitalization ranges of the Russell 2000 Growth Index sizes and is driven by the Adviser’s proprietary research on the behavioral biases of other investors. The portfolio managers buy when other investors are likely to make behavioral mistakes. The Composite was created in April 1993, and comprises all discretionary accounts that are managed pursuant to the Adviser’s small-cap growth strategy. The Composite does not reflect accounts that have been removed from the Composite pursuant to the Adviser’s removal policy (the “Excluded Accounts”). Accounts are excluded from a composite so that a composite remains representative of a strategy; the exclusion is intended to prevent a composite from being misleading. It is the Adviser’s position that the Excluded Accounts cannot be managed in a manner substantially consistent with its small-cap growth strategy. Accounts are included in the Composite at the beginning of the first full calendar month of performance earned after the account is invested such that the holdings and percentage of cash are comparable to the holdings and percentage of cash for other accounts in the Composite and no later than three (3) months from the inception of the account. Accounts are excluded from the Composite as of the beginning of the calendar month in which the account is no longer under management (i.e., where the account begins liquidation) by Fuller & Thaler or fails to meet the composite definition or other inclusion criteria.

(2)

Composite dispersion is calculated using the equal-weighted standard deviation of all accounts included in the Composite for the full year; it is not presented for periods less than one year or when there were five or fewer accounts in the Composite for the full year.

(3)

The benchmark, the Russell 2000 Growth Index, is a market-cap weighted index and measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and does not incur management fees, transaction costs or other expenses and is not available for direct investment. Index returns reflect the reinvestment of dividends. Benchmark indices and related statistics are presented gross-of-fee.

(4)

The 3-year standard deviation is a measure of the volatility of an investment’s returns – the greater the 3-year standard deviation, the larger the differences between the investment’s actual returns and average return. It was calculated over the most recent past 36 months of returns, if available. The 3-year standard deviation was calculated by using the Russell 2500 Growth Index for 2010 and the Russell 2000 Growth Index for 2011 and 2012. This information was required to be presented as of 2011.

Investment Results (Unaudited)

Total Returns* as of March 31, 2018

	Since Inception (12/21/17)
Fuller & Thaler Behavioral Mid-Cap Value Fund
R6 Shares	-3.05%
Investor Shares	-3.15%
Institutional Shares	-3.00%
Russell Midcap® Value Index(a)	-2.21%
		Expense Ratios(b)
		R6 Shares	Investor Shares	Institutional Shares
Gross		1.22%	1.67%	1.42%
With Applicable Waivers		0.80%	1.14%	0.89%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”) distributions or the redemption of Mid-Cap Value Fund shares. Current performance of the Mid-Cap Value Fund may be lower or higher than the performance quoted. The Mid-Cap Value Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Mid-Cap Value Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a) The Russell Midcap® Value Index (“Russell Midcap Value”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Mid-Cap Value Fund’s portfolio. The Russell Midcap Value measures the performance of those Russell Midcap companies with lower price/book ratios and lower forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b) The expense ratios are from the Mid-Cap Value Fund’s prospectus dated December 20, 2017. The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses so that total annual operating expenses, excluding interest, taxes, brokerage fees and commission, other extraordinary expense not incurred in the ordinary course of the Mid-Cap Value Fund’s business and indirect expenses such as acquired fund fees and expenses, do not exceed 0.80%, 1.14% and 0.89% for R6 Shares, Investor Shares, and Institutional Shares, respectively, of the Mid-Cap Value Fund’s average daily net assets through January 31, 2019. Additional information pertaining to the Mid-Cap Value Fund’s expense ratios as of March 31, 2018 can be found on the financial highlights.

The Mid-Cap Value Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Mid-Cap Value Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Mid-Cap Value Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

Portfolio Illustration (Unaudited)

March 31, 2018

Fuller & Thaler Behavioral Small-Cap Equity Fund Holdings as of March 31, 2018.*

Fuller & Thaler Behavioral Small-Cap Growth Fund Holdings as of March 31, 2018.*

*	As a percentage of net assets.

Portfolio Illustration (Unaudited)

March 31, 2018

Fuller & Thaler Behavioral Mid-Cap Value Fund Holdings as of March 31, 2018.*

*	As a percentage of net assets.

Availability of Portfolio Schedules (Unaudited)

The Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Form N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks – 93.31%

	Auto Components – 3.33%
67,600	Cooper-Standard Holdings, Inc. (a)	$8,301,956
122,700	Tenneco, Inc.	6,732,549
59,000	Visteon Corporation (a)	6,504,160

		21,538,665

	Automobiles – 0.79%
44,200	Thor Industries, Inc.	5,090,514

	Banks – 7.22%
359,600	BancorpSouth Bank	11,435,280
150,200	Bank of N.T. Butterfield & Son Ltd. (The)	6,740,976
74,836	Farmers National Banc Corporation	1,036,479
102,900	Financial Institutions, Inc.	3,045,840
26,550	First Internet Bancorp	982,350
245,800	Hancock Holding Company	12,707,860
40,646	Old Line Bancshares, Inc.	1,341,318
184,600	TowneBank	5,279,560
176,800	TriState Capital Holdings, Inc. (a)	4,110,600

		46,680,263

	Building Products – 3.63%
172,900	NCI Building Systems, Inc. (a)	3,060,330
187,721	Trex Company, Inc. (a)	20,418,413

		23,478,743

	Capital Markets – 2.15%
113,600	Hamilton Lane, Inc., Class A	4,229,328
64,100	Moelis & Company, Class A	3,259,485
77,400	Piper Jaffray Companies	6,428,070

		13,916,883

	Chemicals – 3.23%
85,000	Innophos Holdings, Inc.	3,417,850
52,300	KMG Chemicals, Inc.	3,135,385
62,900	Koppers Holdings, Inc. (a)	2,585,190
158,100	Trinseo S.A.	11,707,305

		20,845,730

	Commercial Services & Supplies – 2.39%
87,700	Casella Waste Systems, Inc., Class A (a)	2,050,426
25,800	Healthcare Services Group, Inc.	1,121,784
61,900	Quad Graphics, Inc.	1,569,165
301,340	SP Plus Corporation (a)	10,727,704

		15,469,079

	Communications Equipment – 1.16%
676,795	Extreme Networks, Inc. (a)	7,492,121

	Construction & Engineering – 2.06%
304,300	Comfort Systems USA, Inc.	12,552,375
21,400	Quanta Services, Inc. (a)	735,090

		13,287,465

	Electric Utilities – 0.97%
155,500	Portland General Electric Company	6,299,305

	Electronic Equipment, Instruments & Components – 1.71%
79,300	Control4 Corporation (a)	1,703,364
25,000	SYNNEX Corporation	2,960,000
338,400	TTM Technologies, Inc. (a)	5,174,136
38,700	Vishay Precision Group, Inc. (a)	1,205,505

		11,043,005

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks – (continued)

	Equity Real Estate Investment Trusts (REITs) – 7.53%
880,500	Armada Hoffler Properties, Inc.	$12,054,045
124,800	City Office REIT, Inc.	1,442,688
161,680	CorEnergy Infrastructure Trust, Inc.	6,069,467
480,100	Franklin Street Properties Corporation	4,037,641
186,100	InfraREIT, Inc.	3,615,923
241,400	OUTFRONT Media, Inc.	4,523,836
221,300	Select Income REIT	4,310,924
637,900	Xenia Hotel & Resorts, Inc.	12,579,388

		48,633,912

	Food Products – 0.12%
13,500	John B. Sanfilippo & Son, Inc.	781,245

	Health Care Equipment & Supplies – 1.98%
575,500	Lantheus Holdings, Inc. (a)	9,150,450
41,600	Masimo Corporation (a)	3,658,720

		12,809,170

	Health Care Providers & Services – 1.58%
37,400	Chemed Corporation	10,204,964

	Hotels, Restaurants & Leisure – 2.56%
678,157	Ruth’s Hospitality Group, Inc.	16,580,939

	Household Products – 3.78%
616,844	Central Garden & Pet Company, Class A (a)	24,433,191

	Industrial Conglomerates – 1.54%
283,600	Raven Industries, Inc.	9,940,180

	Insurance – 3.11%
45,800	Heritage Insurance Holdings, Inc.	694,328
78,700	Infinity Property & Casualty Corporation	9,318,080
108,500	James River Group Holdings Ltd.	3,848,495
64,900	Primerica, Inc.	6,269,340

		20,130,243

	Internet Software & Services – 3.50%
720,388	Blucora, Inc. (a)	17,721,545
383,711	QuinStreet, Inc. (a)	4,899,989

		22,621,534

	IT Services – 5.03%
579,800	Convergys Corporation	13,115,076
306,439	CSG Systems International, Inc.	13,878,622
48,300	EPAM Systems, Inc. (a)	5,531,316

		32,525,014

	Leisure Products – 0.68%
71,300	Johnson Outdoors, Inc., Class A	4,420,600

	Life Sciences Tools & Services – 4.13%
550,600	Bruker Corporation	16,473,952
123,300	PRA Health Sciences, Inc. (a)	10,228,968

		26,702,920

	Machinery – 1.12%
38,300	Spartan Motors, Inc.	658,760
31,500	SPX Corp. (a)	1,023,120
149,200	Terex Corporation	5,581,572

		7,263,452

	Marine – 0.85%
875,900	Costamare, Inc.	5,465,616

	Media – 0.89%
254,500	MSG Networks, Inc., Class A (a)	5,751,700

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks – (continued)

	Metals & Mining – 1.56%
846,300	Gold Resource Corporation	$3,816,813
146,800	Worthington Industries, Inc.	6,300,656

		10,117,469

	Mortgage Real Estate Investment Trusts (REITs) – 0.67%
263,700	Invesco Mortgage Capital, Inc.	4,319,406

	Multi-Utilities – 0.09%
12,400	Unitil Corporation	575,484

	Oil, Gas & Consumable Fuels – 0.49%
722,100	W&T Offshore, Inc. (a)	3,198,903

	Pharmaceuticals – 2.87%
148,400	Catalent, Inc. (a)	6,093,304
314,450	Phibro Animal Health Corporation, Class A	12,483,665

		18,576,969

	Professional Services – 0.32%
39,300	CRA International, Inc.	2,054,997

	Real Estate Management & Development – 1.55%
91,100	HFF, Inc., Class A (a)	4,527,670
47,800	Marcus & Millichap, Inc. (a)	1,723,668
54,225	RMR Group, Inc. (The), Class A	3,793,039

		10,044,377

	Road & Rail – 3.65%
215,600	Landstar System, Inc.	23,640,540

	Semiconductors & Semiconductor Equipment – 0.24%
31,200	SMART Global Holdings, Inc. (a)	1,555,008

	Specialty Retail – 7.81%
805,850	DSW, Inc., Class A	18,099,391
138,600	Murphy USA, Inc. (a)	10,090,080
1,015,400	Sally Beauty Holdings, Inc. (a)	16,703,330
133,700	Sleep Number Corporation (a)	4,699,555
6,300	Winmark Corporation	824,040

		50,416,396

	Textiles, Apparel & Luxury Goods – 0.29%
73,700	Perry Ellis International, Inc. (a)	1,901,460

	Thrifts & Mortgage Finance – 3.86%
86,801	Federal Agricultural Mortgage Corporation, Class C	7,553,423
1,050,219	NMI Holdings, Inc., Class A (a)	17,381,124

		24,934,547

	Trading Companies & Distributors – 2.87%
169,200	Applied Industrial Technologies, Inc.	12,334,680
146,500	Rush Enterprises, Inc., Class A (a)	6,224,785

		18,559,465

	Total Common Stocks (Cost $592,397,522)	603,301,474

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares		Fair Value
Money Market Funds – 6.74%
43,546,334	Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.53% (b)	$43,546,334

	Total Money Market Funds (Cost $43,546,334)	43,546,334

	Total Investments – 100.05% (Cost $635,943,856)	646,847,808

	Liabilities in Excess of Other Assets – (0.05)%	(322,659)

	NET ASSETS – 100.00%	$646,525,149

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2018.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks – 95.18%

	Aerospace & Defense – 4.54%
1,900	Axon Enterprise, Inc. (a)	$74,689
7,377	Wesco Aircraft Holdings, Inc. (a)	75,614

		150,303

	Biotechnology – 5.93%
1,900	Emergent BioSolutions, Inc. (a)	100,035
1,300	Sarepta Therapeutics, Inc. (a)	96,317

		196,352

	Building Products – 3.02%
5,050	Builders FirstSource, Inc. (a)	100,192

	Commercial Services & Supplies – 1.97%
1,500	Mobile Mini, Inc.	65,250

	Communications Equipment – 2.13%
6,500	Infinera Corporation (a)	70,590

	Construction & Engineering – 2.98%
2,100	MasTec, Inc. (a)	98,805

	Consumer Finance – 4.47%
4,900	EZCORP, Inc., Class A (a)	64,680
1,300	Green Dot Corporation, Class A (a)	83,408

		148,088

	Diversified Consumer Services – 3.48%
1,100	Grand Canyon Education, Inc. (a)	115,412

	Electronic Equipment, Instruments & Components – 1.79%
1,450	II-VI, Inc. (a)	59,305

	Food Products – 2.94%
4,450	Flowers Foods, Inc.	97,277

	Health Care Equipment & Supplies – 2.41%
650	Inogen, Inc. (a)	79,846

	Health Care Providers & Services – 4.13%
3,450	Tivity Health, Inc. (a)	136,793

	Hotels, Restaurants & Leisure – 6.59%
1,500	BJ’s Restaurants, Inc.	67,350
2,700	Eldorado Resorts, Inc. (a)	89,100
725	Jack in the Box, Inc.	61,864

		218,314

	Internet Software & Services – 12.88%
2,600	Etsy, Inc. (a)	72,956
7,600	Hortonworks, Inc. (a)	154,811
2,400	MINDBODY, Inc., Class A (a)	93,360
2,150	Nutanix, Inc., Class A (a)	105,587

		426,714

	Machinery – 4.56%
1,100	Chart Industries, Inc. (a)	64,933
2,465	Navistar International Corporation (a)	86,201

		151,134

	Media – 2.72%
2,500	World Wrestling Entertainment, Inc., Class A	90,025

	Semiconductors & Semiconductor Equipment – 7.10%
13,050	Advanced Micro Devices, Inc. (a)	131,153
900	MKS Instruments, Inc.	104,085

		235,238

	Software – 16.13%
6,050	FireEye, Inc. (a)	102,427
950	Proofpoint, Inc. (a)	107,967
1,450	Take-Two Interactive Software, Inc. (a)	141,780
1,600	Varonis Systems, Inc. (a)	96,800
23,300	Zynga, Inc., Class A (a)	85,278

		534,252

	Textiles, Apparel & Luxury Goods – 3.40%
1,250	Deckers Outdoor Corporation (a)	112,538

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks – (continued)

	Trading Companies & Distributors – 2.01%
6,500	NOW, Inc. (a)	$66,430

	Total Common Stocks (Cost $2,959,599)	3,152,858

Money Market Funds – 4.47%
148,228	Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.53% (b)	148,228

	Total Money Market Funds (Cost $148,228)	148,228

	Total Investments – 99.65% (Cost $3,107,827)	3,301,086

	Other Assets in Excess of Liabilities – 0.35%	11,519

	NET ASSETS – 100.00%	$3,312,605

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2018.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Mid-Cap Value Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks – 95.15%

	Aerospace & Defense – 1.72%
2,450	Arconic, Inc.	$56,448

	Banks – 6.37%
1,100	Commerce Bancshares, Inc.	65,901
3,050	KeyCorp	59,628
450	M&T Bank Corporation	82,961

		208,490

	Building Products – 2.21%
2,050	Johnson Controls International PLC	72,242

	Chemicals – 3.15%
115	Sherwin-Williams Company (The)	45,094
950	W.R. Grace & Company	58,168

		103,262

	Commercial Services & Supplies – 1.92%
950	Republic Services, Inc.	62,919

	Consumer Finance – 1.84%
1,800	Synchrony Financial	60,354

	Containers & Packaging – 4.48%
1,650	Crown Holdings, Inc. (a)	83,738
4,100	Graphic Packaging Holding Company	62,935

		146,673

	Electric Utilities – 5.23%
1,450	Alliant Energy Corporation	59,247
850	Edison International	54,111
725	Pinnacle West Capital Corporation	57,855

		171,213

	Electrical Equipment – 1.51%
650	AMETEK, Inc.	49,381

	Energy Equipment & Services – 1.28%
2,400	Patterson-UTI Energy, Inc.	42,024

	Equity Real Estate Investment Trusts (REITs) – 8.10%
340	American Tower Corporation	49,416
3,400	Brixmor Property Group, Inc.	51,850
11,150	Colony NorthStar, Inc., Class A	62,663
300	Public Storage	60,117
3,550	Retail Properties of America, Inc., Class A	41,393

		265,439

	Food Products – 3.70%
460	Ingredion, Inc.	59,303
500	J.M. Smucker Company (The)	62,005

		121,308

	Health Care Providers & Services – 6.15%
400	Centene Corporation (a)	42,748
1,400	Henry Schein, Inc. (a)	94,094
400	Laboratory Corporation of America Holdings (a)	64,700

		201,542

	Hotels, Restaurants & Leisure – 1.99%
1,650	Aramark	65,274

	Household Durables – 2.61%
3,350	Newell Brands, Inc.	85,358

	Industrial Conglomerates – 1.03%
120	Roper Technologies, Inc.	33,683

	Insurance – 8.83%
1,850	Assured Guaranty Ltd.	66,970
350	Everest Re Group Ltd.	89,886
70	Markel Corporation (a)	81,918
600	Torchmark Corporation	50,502

		289,276

	IT Services – 2.45%
1,200	Amdocs Ltd.	80,064

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Mid-Cap Value Fund

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks – (continued)

	Machinery – 3.16%
1,100	Donaldson Company, Inc.	$49,555
365	Snap-on, Inc.	53,851

		103,406

	Multi-Line Retail – 3.67%
675	Dollar General Corporation	63,146
600	Dollar Tree, Inc. (a)	56,940

		120,086

	Multi-Utilities – 1.80%
1,300	CMS Energy Corporation	58,877

	Oil, Gas & Consumable Fuels – 7.17%
1,750	Anadarko Petroleum Corporation	105,718
2,600	Antero Resources Corporation (a)	51,610
450	Pioneer Natural Resources Company	77,301

		234,629

	Professional Services – 3.04%
1,500	Nielsen Holdings PLC	47,685
500	Verisk Analytics, Inc. (a)	51,999

		99,684

	Road & Rail – 2.41%
720	Kansas City Southern	79,092

	Software – 1.43%
1,100	Verint Systems, Inc. (a)	46,860

	Specialty Retail – 6.05%
450	Advance Auto Parts, Inc.	53,348
1,300	CarMax, Inc. (a)	80,522
260	O’Reilly Automotive, Inc. (a)	64,319

		198,189

	Trading Companies & Distributors – 1.85%
1,600	HD Supply Holdings, Inc. (a)	60,704

	Total Common Stocks (Cost $3,226,101)	3,116,477

Money Market Funds – 4.43%
145,100	Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.53% (b)	145,100

	Total Money Market Funds (Cost $145,100)	145,100

	Total Investments – 99.58% (Cost $3,371,201)	3,261,577

	Other Assets in Excess of Liabilities – 0.42%	13,610

	NET ASSETS – 100.00%	$3,275,187

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2018.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	Fuller & Thaler Behavioral Small-Cap Equity Fund	Fuller & Thaler Behavioral Small-Cap Growth Fund	Fuller & Thaler Behavioral Mid-Cap Value Fund
Assets
Investments in securities at fair value (cost $635,943,856, $3,107,827 and $3,371,201)	$646,847,808	$3,301,086	$3,261,577
Receivable for fund shares sold	1,775,550	250	185
Dividends receivable	1,206,983	4,562	4,942
Deferred organizational and offering costs	–	12,858	12,858
Receivable from Adviser	–	10,750	11,183
Prepaid expenses	89,125	1,888	2,669
Total Assets	649,919,466	3,331,394	3,293,414
Liabilities
Payable for investments purchased	2,569,742	–	–
Payable for fund shares redeemed	314,027	–	–
Payable to Adviser	340,551	–	–
Accrued 12b-1 fees – Investor Shares	43,939	19	–
Accrued administrative service fees – Investor Shares	11,264	15	12
Accrued administrative service fees – Institutional Shares	61,180	190	193
Payable to Administrator	23,518	5,333	5,333
Other accrued expenses	30,096	13,232	12,689
Total Liabilities	3,394,317	18,789	18,227
Net Assets	$646,525,149	$3,312,605	$3,275,187
Net Assets consist of:
Paid-in capital	$637,937,475	$3,245,399	$3,374,518
Accumulated undistributed net investment income (loss)	1,604,309	(4,254)	10,293
Accumulated undistributed net realized gain (loss) from investment transactions	(3,920,587)	(121,799)	–
Net unrealized appreciation (depreciation) on investments	10,903,952	193,259	(109,624)
Net Assets	$646,525,149	$3,312,605	$3,275,187
R6 Shares:
Net Assets	$11,977,469	$2,236,931	$2,065,950
Shares outstanding (unlimited number of shares authorized, no par value)	493,979	109,518	106,524
Net asset value, offering and redemption price per share	$24.25	$20.43	$19.39
Investor Shares:
Net Assets	$114,295,249	$46,785	$60,900
Shares outstanding (unlimited number of shares authorized, no par value)	4,775,762	2,292	3,144
Net asset value, offering and redemption price per share	$23.93	$20.41	$19.37
Institutional Shares:
Net Assets	$520,252,431	$1,028,889	$1,148,337
Shares outstanding (unlimited number of shares authorized, no par value)	21,616,611	50,385	59,206
Net asset value, offering and redemption price per share	$24.07	$20.42	$19.40

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds

Statements of Operations

For the period ended March 31, 2018 (Unaudited)

	Fuller & Thaler Behavioral Small-Cap Equity Fund	Fuller & Thaler Behavioral Small-Cap Growth Fund(a)	Fuller & Thaler Behavioral Mid-Cap Value Fund(a)
Investment Income:
Dividend income	$3,732,770	$3,982	$17,346
Total investment income	3,732,770	3,982	17,346
Expenses:
Investment Adviser	1,258,777	7,671	6,502
12b-1 – Investor Shares	114,751	19	23
Administrative services – Investor Shares	58,902	15	18
Administrative services – Institutional Shares	170,651	190	195
Administration	106,803	6,757	6,757
Registration	55,227	317	339
Fund accounting	40,794	4,088	4,088
Transfer agent	18,271	6,871	6,871
Audit	12,186	7,668	7,668
Custodian	19,043	2,197	2,197
Printing	17,449	856	856
Legal	6,661	3,445	3,445
Trustee	4,517	1,131	1,131
Organizational	–	2,518	2,518
Offering	–	3,523	3,523
Pricing	1,286	635	635
Miscellaneous	40,307	4,807	4,808
Total expenses	1,925,625	52,708	51,574
Recoupment of prior expenses waived/reimbursed by Adviser	37,499	–	–
Fees contractually waived and expenses reimbursed by Adviser	–	(44,472)	(44,521)
Net operating expenses	1,963,124	8,236	7,053
Net investment income (loss)	1,769,646	(4,254)	10,293
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	(2,369,343)	(121,799)	–
Net change in unrealized appreciation (depreciation) of investment securities	(9,896,450)	193,259	(109,624)
Net realized and change in unrealized gain (loss) on investments	(12,265,793)	71,460	(109,624)
Net increase (decrease) in net assets resulting from operations	$(10,496,147)	$67,206	$(99,331)

(a)	For the period December 21, 2017 (commencement of operations) to March 31, 2018.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds

Statements of Changes in Net Assets

	Fuller & Thaler Behavioral Small-Cap Equity Fund
	For the six months ended March 31, 2018 (Unaudited)	For the year ended September 30, 2017
Increase (Decrease) in Net Assets due to: Operations
Net investment income (loss)	$1,769,646	$664,196
Net realized gain (loss) on investment securities transactions	(2,369,343)	(21,674)
Net change in unrealized appreciation (depreciation) of investment securities	(9,896,450)	20,060,434
Net increase (decrease) in net assets resulting from operations	(10,496,147)	20,702,956
Distributions From:
Net investment income:
R6 Shares	(14,523)	(14,527)
Investor Shares	(79,066)	(56,063)
Institutional Shares	(689,675)	(58,034)
	(783,264)	(128,624)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	8,544,089	247,681
Reinvestment of distributions	14,523	14,527
Amount paid for shares redeemed	(249,544)	(531,371)
Total R6 Shares	8,309,068	(269,163)
Investor Shares:
Proceeds from shares sold	72,429,730	60,961,777
Reinvestment of distributions	66,724	31,779
Amount paid for shares redeemed	(13,245,103)	(14,978,940)
Total Investor Shares	59,251,351	46,014,616
Institutional Shares:
Proceeds from shares sold	399,967,476	162,256,005
Reinvestment of distributions	606,179	53,301
Amount paid for shares redeemed	(42,806,505)	(5,758,532)
Total Institutional Shares	357,767,150	156,550,774
Net increase (decrease) in net assets resulting from capital transactions	425,327,569	202,296,227
Total Increase (Decrease) in Net Assets	414,048,158	222,870,559
Net Assets
Beginning of period	232,476,991	9,606,432
End of period	$646,525,149	$232,476,991
Accumulated net investment income (loss)	$1,604,309	$617,927

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds

Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Small-Cap Equity Fund
	For the six months ended March 31, 2018 (Unaudited)	For the year ended September 30, 2017
Share Transactions:
R6 Shares:
Shares sold	349,275	11,180
Shares issued in reinvestment of distributions	588	670
Shares redeemed	(10,127)	(24,920)
Total R6 Shares	339,736	(13,070)
Investor Shares:
Shares sold	2,948,099	2,811,839
Shares issued in reinvestment of distributions	2,736	1,484
Shares redeemed	(537,849)	(680,863)
Total Investor Shares	2,412,986	2,132,460
Institutional Shares:
Shares sold	16,193,630	7,301,493
Shares issued in reinvestment of distributions	24,732	2,477
Shares redeemed	(1,758,548)	(259,270)
Total Institutional Shares	14,459,814	7,044,700

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds

Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Small-Cap Growth Fund	Fuller & Thaler Behavioral Mid-Cap Value Fund
	For the period ended March 31, 2018(a) (Unaudited)	For the period ended March 31, 2018(a) (Unaudited)
Increase (Decrease) in Net Assets due to: Operations
Net investment income (loss)	$(4,254)	$10,293
Net realized gain (loss) on investment securities transactions	(121,799)	–
Net change in unrealized appreciation (depreciation) of investment securities	193,259	(109,624)
Net increase (decrease) in net assets resulting from operations	67,206	(99,331)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	3,190,451	3,130,287
Reinvestment of distributions	–	–
Amount paid for shares redeemed	(1,040,070)	(995,570)
Total R6 Shares	2,150,381	2,134,717
Investor Shares:
Proceeds from shares sold	47,498	62,821
Reinvestment of distributions	–	–
Amount paid for shares redeemed	–	–
Total Investor Shares	47,498	62,821
Institutional Shares:
Proceeds from shares sold	1,047,520	1,176,980
Reinvestment of distributions	–	–
Amount paid for shares redeemed	–	–
Total Institutional Shares	1,047,520	1,176,980
Net increase (decrease) in net assets resulting from capital transactions	3,245,399	3,374,518
Total Increase (Decrease) in Net Assets	3,312,605	3,275,187
Net Assets
Beginning of period	–	–
End of period	$3,312,605	$3,275,187
Accumulated net investment income (loss)	$(4,254)	$10,293

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds

Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Small-Cap Growth Fund	Fuller & Thaler Behavioral Mid-Cap Value Fund
	For the period ended March 31, 2018(a) (Unaudited)	For the period ended March 31, 2018(a) (Unaudited)
Share Transactions :
R6 Shares:
Shares sold	159,521	156,528
Shares issued in reinvestment of distributions	–	–
Shares redeemed	(50,003)	(50,004)
Total R6 Shares	109,518	106,524
Investor Shares:
Shares sold	2,292	3,144
Shares issued in reinvestment of distributions	–	–
Shares redeemed	–	–
Total Investor Shares	2,292	3,144
Institutional Shares:
Shares sold	50,385	59,206
Shares issued in reinvestment of distributions	–	–
Shares redeemed	–	–
Total Institutional Shares	50,385	59,206

(a)	For the period December 21, 2017 (commencement of operations) to March 31, 2018.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund – R6 Shares

Financial Highlights

Selected data for a share outstanding throughout each period.

	For the six months ended March 31, 2018 (unaudited)		Years ended September 30,		Period ended September 30, 2015(a)		Years ended November 30,
			2017	2016			2014	2013	2012
Net asset value, at beginning of period	$24.25		$18.97	$18.84	$25.83		$23.74	$19.10	$16.06

Income from investment operations:

Net investment income (loss)(b)	0.13		0.18	0.25	0.25		0.31	0.30	0.34

Net realized and unrealized gain (loss) on investments	(0.06)		5.19	2.42	(0.96)		2.81	5.73	2.77

Total from investment operations	0.07		5.37	2.67	(0.71)		3.12	6.03	3.11

Distributions from:

Net investment income	(0.07)		(0.09)	(0.28)	(0.42)		(0.19)	(0.30)	(0.07)

Net realized gain	–		–	(2.26)	(5.86)		(0.84)	(1.09)	–

Total from distributions	(0.07)		(0.09)	(2.54)	(6.28)		(1.03)	(1.39)	(0.07)

Net asset value, at end of period	$24.25		$24.25	$18.97	$18.84		$25.83	$23.74	$19.10

Total Return(c)	0.30	%(d)	28.35%	16.14%	(4.09	)%(d)	13.79%	34.02%	19.46%

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$11,977		$3,740	$3,174	$15,677		$74,044	$48,281	$17,172

Before waiver or recoupment:

Ratio of expenses to average net assets	0.77	%(e)	1.30%	2.65%	0.99	%(e)(f)	0.76%	1.05%	2.32%

After waiver or recoupment:

Ratio of expenses to average net assets	0.80	%(e)	0.75%	0.64%	0.55	%(e)(f)	0.55%	0.55%	0.55%

Ratio of net investment income (loss) to average net assets	1.07	%(e)	0.81%	1.33%	1.33	%(e)(f)	1.29%	1.44%	1.88%

Portfolio turnover(g)	19	%(d)	26%	194%	108	%(d)	89%	64%	76%

(a)	Fiscal year end changed from November 30th to September 30th.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Certain expenses incurred by the Small-Cap Equity Fund were not annualized.
(g)	Portfolio turnover is calculated on the basis on the fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund – Investor Shares

Financial Highlights

Selected data for a share outstanding throughout each period.

	For the six months ended March 31, 2018 (unaudited)		Years ended September 30,		Period ended September 30, 2015(a)		Years ended November 30,
			2017	2016			2014	2013	2012
Net asset value, at beginning of period	$23.91		$18.75	$18.70	$25.67		$23.72	$19.04	$16.05

Income from investment operations:

Net investment income (loss)(b)	0.08		0.15	0.20	0.20		0.24	0.24	0.29

Net realized and unrealized gain (loss) on investments	(0.04)		5.09	2.38	(0.96)		2.79	5.73	2.76

Total from investment operations	0.04		5.24	2.58	(0.76)		3.03	5.97	3.05

Distributions from:

Net investment income	(0.02)		(0.08)	(0.27)	(0.35)		(0.24)	(0.20)	(0.06)

Net realized gain	–		–	(2.26)	(5.86)		(0.84)	(1.09)	–

Total from distributions	(0.02)		(0.08)	(2.53)	(6.21)		(1.08)	(1.29)	(0.06)

Net asset value, at end of period	$23.93		$23.91	$18.75	$18.70		$25.67	$23.72	$19.04

Total Return(c)	0.18	%(d)	27.97%	15.74%	(4.33	)%(d)	13.43%	33.61%	19.07%

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$114,295		$56,500	$4,319	$853		$10,023	$8,607	$49

Before waiver:

Ratio of expenses to average net assets	1.15	%(e)	1.65%	2.90%	1.27	%(e)(f)	1.02%	1.25%	2.76%

After waiver:

Ratio of expenses to average net assets	1.06	%(e)	1.00%	0.89%	0.81	%(e)(f)	0.82%	0.83%	0.90%

Ratio of net investment income to average net assets	0.62	%(e)	0.70%	1.32%	1.11	%(e)(f)	1.02%	1.09%	1.59%

Portfolio turnover(g)	19	%(d)	26%	194%	108	%(d)	89%	64%	76%

(a)	Fiscal year end changed from November 30th to September 30th.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Certain expenses incurred by the Small-Cap Equity Fund were not annualized.
(g)	Portfolio turnover is calculated on the basis on the fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund – Institutional Shares

Financial Highlights

Selected data for a share outstanding throughout each period.

	For the six months ended March 31, 2018 (unaudited)		Years ended September 30,		Period ended September 30, 2015(a)		Years ended November 30,
			2017	2016			2014	2013	2012
Net asset value, at beginning of period	$24.07		$18.85	$18.77	$25.84		$23.74	$19.09	$16.05

Income from investment operations:

Net investment income (loss)(b)	0.11		0.20	0.23	0.23		0.31	0.29	0.32

Net realized and unrealized gain (loss) on investments	(0.05)		5.11	2.38	(0.97)		2.78	5.71	2.79

Total from investment operations	0.06		5.31	2.61	(0.74)		3.09	6.00	3.11

Distributions from:

Net investment income	(0.06)		(0.09)	(0.27)	(0.47)		(0.15)	(0.26)	(0.07)

Net realized gain	–		–	(2.26)	(5.86)		(0.84)	(1.09)	–

Total from distributions	(0.06)		(0.09)	(2.53)	(6.33)		(0.99)	(1.35)	(0.07)

Net asset value, at end of period	$24.07		$24.07	$18.85	$18.77		$25.84	$23.74	$19.09

Total Return(c)	0.26	%(d)	28.20%	15.86%	(4.21	)%(d)	13.64%	33.83%	19.43%

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$520,252		$172,238	$2,113	$100		$117	$17	$13

Before waiver or recoupment:

Ratio of expenses to average net assets	0.88	%(e)	1.39%	2.75%	1.23	%(e)(f)	0.81%	1.20%	2.38%

After waiver or recoupment:

Ratio of expenses to average net assets	0.90	%(e)	0.85%	0.74%	0.65	%(e)(f)	0.65%	0.65%	0.65%

Ratio of net investment income to average net assets	0.90	%(e)	0.90%	1.70%	1.25	%(e)(f)	1.29%	1.42%	1.76%

Portfolio turnover(g)	19	%(d)	26%	194%	108	%(d)	89%	64%	76%

(a)	Fiscal year end changed from November 30th to September 30th.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Certain expenses incurred by the Small-Cap Equity Fund were not annualized.
(g)	Portfolio turnover is calculated on the basis on the fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund

Financial Highlights

Selected data for a share outstanding throughout the period.

	For the Period Ended March 31, 2018(a) (Unaudited)
	R6 Shares		Investor Shares		Institutional Shares
Net asset value, at beginning of period	$20.00		$20.00		$20.00

Income from investment operations:

Net investment income (loss)(b)	(0.03)		(0.05)		(0.02)

Net realized and unrealized gain (loss) on investments	0.46		0.46		0.44

Total from investment operations	0.43		0.41		0.42

Net asset value, at end of period	$20.43		$20.41		$20.42

Total Return(c)	2.15	%(d)	2.05	%(d)	2.10	%(d)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$2,237		$47		$1,029

Before waiver:

Ratio of expenses to average net assets	5.82	%(e)	6.28	%(e)	6.00	%(e)

After waiver:

Ratio of expenses to average net assets	0.90	%(e)	1.24	%(e)	0.99	%(e)

Ratio of net investment income (loss) to average net assets	(0.48	)%(e)	(0.89	)%(e)	(0.34	)%(e)

Portfolio turnover(f)	24	%(d)	24	%(d)	24	%(d)

(a)	For the period December 21, 2017 (commencement of operations) through March 31, 2018.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Mid-Cap Value Fund

Financial Highlights

Selected data for a share outstanding throughout the period.

	For the Period Ended March 31, 2018(a) (Unaudited)
	R6 Shares		Investor Shares		Institutional Shares
Net asset value, at beginning of period	$20.00		$20.00		$20.00

Income from investment operations:

Net investment income (loss)	0.08		0.03		0.03

Net realized and unrealized gain (loss) on investments	(0.69)		(0.66)		(0.63)

Total from investment operations	(0.61)		(0.63)		(0.60)

Net asset value, at end of period	$19.39		$19.37		$19.40

Total Return(b)	(3.05	)%(c)	(3.15	)%(c)	(3.00	)%(c)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$2,066		$61		$1,148

Before waiver:

Ratio of expenses to average net assets	5.93	%(d)	6.37	%(d)	6.09	%(d)

After waiver:

Ratio of expenses to average net assets	0.80	%(d)	1.14	%(d)	0.89	%(d)

Ratio of net investment income (loss) to average net assets	1.07	%(d)	0.96	%(d)	2.11	%(d)

Portfolio turnover(e)	0	%(c)	0	%(c)	0	%(c)

(a)	For the period December 21, 2017 (commencement of operations) through March 31, 2018.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds

Notes to the Financial Statements

March 31, 2018 (Unaudited)

NOTE 1. ORGANIZATION

The Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”) and the Fuller & Thaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”) (each a “Fund” and, collectively the “Funds”) were each organized as a diversified series of Capitol Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds’ investment adviser is Fuller & Thaler Asset Management, Inc. (the “Adviser” or “Fuller & Thaler”). The investment objective of each Fund is to seek long-term capital appreciation.

The Funds currently offer three share classes: R6 Shares, Investor Shares and Institutional Shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to each Fund and is entitled to such dividends and distributions out of income belonging to each Fund as are declared by the Board.

The Small-Cap Equity Fund is the accounting successor to a series of Allianz Funds Multi-Strategy Trust, which commenced operations on September 8, 2011, and for which the Adviser served as the sole sub-adviser (the “Predecessor Fund”). In a transaction that was consummated on October 23, 2015 (the “Reorganization”), the Fund acquired the assets and liabilities of: the A, C, and D Classes of the Predecessor Fund (tickers- AZFAX, AZFCX, and AZFDX respectively), which became the Investor Shares (formerly, A Shares) of the Fund; the Class P Shares of the Predecessor Fund (ticker AZFPX), which became the Institutional Shares (formerly, Select Shares) of the Fund; and the Institutional Shares of the Predecessor Fund (ticker AZFIX), which became the R6 Shares (formerly, Institutional Shares) of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are an investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2018 (Unaudited)

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Federal Income Taxes – The Funds make no provision for federal income tax or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2018 (Unaudited)

received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. Distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level  2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2018 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Funds’ administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018:

	Valuation Inputs
Small-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks *	$603,301,474	$–	$–	$603,301,474
Money Market Funds	43,546,334	–	–	43,546,334
Total	$646,847,808	$–	$–	$646,847,808

Small-Cap Growth Fund
Common Stocks *	$3,152,858	$–	$–	$3,152,858
Money Market Funds	148,228	–	–	148,228
Total	$3,301,086	$–	$–	$3,301,086

Mid-Cap Value Fund
Common Stocks *	$3,116,477	$–	$–	$3,116,477
Money Market Funds	145,100	–	–	145,100
Total	$3,261,577	$–	$–	$3,261,577

*	Refer to Schedules of Investments for industry classifications.

The Funds did not hold any investments during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Funds did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of March 31, 2018 based on input levels assigned at September 30, 2017.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages each Fund’s investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.60%, 0.85% and 0.75% of the average daily net assets of the Small-Cap Equity Fund, the Small-Cap Growth Fund and the Mid-Cap Value Fund, respectively. For the period ended March 31, 2018, the Adviser earned fees of $1,258,777 from the Small-Cap Equity Fund, $7,671 from the Small-Cap Growth Fund and $6,502 from the Mid-Cap Value Fund before the waiver/reimbursements and recoupments described below. At March 31, 2018, the Small-Cap Equity Fund owed the Adviser $340,551, the Adviser owed the Small-Cap Growth Fund $10,750 and the Adviser owed the Mid-Cap Value Fund $11,183.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Funds business; and (v) indirect expenses such as acquired fund fees and expenses) do not exceed 0.80%,

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2018 (Unaudited)

1.25% and 0.97% for R6 Shares, Investor Shares and Institutional Shares, respectively, of the Small-Cap Equity Fund’s average daily net assets through January 31, 2019, 0.90%, 1.24% and 0.99% for R6 Shares, Investor Shares and Institutional Shares, respectively, of the Small-Cap Growth Fund’s average daily net assets through January 31, 2018 and 0.80%, 1.14% and 0.89% for R6 Shares, Investor Shares and Institutional Shares, respectively, of the Mid-Cap Value Fund’s average daily net assets through January 31, 2019. Prior to February 1, 2018, the Adviser contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Funds business; and (v) indirect expenses such as acquired fund fees and expenses) did not exceed 0.80%, 1.05% and 0.90% for R6 Shares, Investor Shares and Institutional Shares, respectively, of the Small-Cap Equity Fund’s average daily net assets through January 31, 2018. During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed for a period of 36 months following the month during which such fee waiver or expense reimbursement was made, less any reimbursement previously paid, if such recoupment can be achieved within the expense limitation as well as any expense limitation in effect at the time the reimbursement is made. This expense cap agreement may be terminated by the Board at any time.

As of March 31, 2018, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount of $395,506, $44,472 and $44,521 from the Small-Cap Equity Fund, Small-Cap Growth Fund and Mid-Cap Value Fund, respectively, no later than March 31, 2021.

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Funds with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the period ended March 31, 2018, fees incurred for administration, fund accounting, transfer agent and compliance services, and the amounts due to the Administrator at March 31, 2018 were as follows:

	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund
Administration	$106,803	$6,757	$6,757
Fund Accounting	40,794	4,088	4,088
Transfer Agent	18,271	6,871	6,871
Payable to Administrator	23,518	5,333	5,333

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“1940 Act”) of the Trust, each receive annual compensation of $20,000 from the Trust, to be paid in four quarterly installments of $5000. In addition, the Audit Committee Chair receives an additional $1000 annual fee, payable quarterly installments of $250. Independent Trustees are

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2018 (Unaudited)

also paid $1000 for in person Special Meetings. Fees for telephonic special meetings range from $250 per trustee to $1000 per trustee, depending on the length of the meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one Trustee of the Trust are employees of the Administrator. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Funds’ shares. Both the Administrator and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of each Fund’s Investor Shares in connection with the promotion and distribution of each Fund’s Investor Shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Investor Shares shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Funds or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of whether 12b-1 Expenses are actually incurred. Accordingly, the 12b-1 Expenses of the Investor Shares of each Fund may be less than fees paid out by the class under the Plan. For the period ended March 31, 2018, Investor Shares 12b-1 expenses incurred by the Small-Cap Equity Fund, Small-Cap Growth Fund and Mid-Cap Value Fund were $114,751, $19 and $23, respectively. At March 31, 2018, the Small-Cap Equity Fund and Small-Cap Growth Fund owed the Distributor $49,939, and $19, respectively, for Investor Shares 12b-1 expenses.

The Funds have adopted an Administrative Services Plan (the “Services Plan”) for Investor Shares and Institutional Shares of each Fund. The Services Plan allows the Funds to use Investor Shares or Institutional Shares to pay financial intermediaries that provide services relating to Investor Shares and Institutional Shares. The Services Plan permits payments for the provision of certain administrative, record keeping and other services to Investor Shares and Institutional Shares shareholders. The Services Plan permits the Funds to make service fee payments at an annual rate of up to 0.20% of the Funds’ average daily net assets attributable to its Investor Shares or Institutional Shares.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2018, purchases and sales of investment securities, other than short-term investments were as follows:

	Purchases	Sales
Small-Cap Equity Fund	$475,137,654	$76,433,137
Small-Cap Growth Fund	3,853,012	771,604
Mid-Cap Value Fund	3,226,102	–

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2018 (Unaudited)

There were no purchases or sales of long-term U.S. government obligations during the period ended March 31, 2018.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the 1940 Act. At March 31, 2018, Charles Schwab & Co., Inc. (“Schwab”) owned, as record shareholder, 30%, 31% and 35% of the outstanding shares of the Small-Cap Equity Fund, Small-Cap Growth Fund and Mid-Cap Value Fund, respectively, the Stanske/Newton Trust owned, as record shareholder, 31% of the outstanding shares of the Small-Cap Growth Fund, and David & Meghan Potter owned, as record shareholder, 30% of the outstanding shares of the Mid-Cap Value Fund. It is not known whether Schwab or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds.

NOTE 7. FEDERAL TAX INFORMATION

As of March 31, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small-Cap Equity Fund	$635,968,779	$29,201,172	$(18,322,143)	$10,879,029
Small-Cap Growth Fund	3,107,827	275,728	(82,469)	193,259
Mid-Cap Value Fund	3,371,201	73,247	(182,871)	(109,624)

The tax character of distributions paid during the fiscal year ended September 30, 2017, the Funds’ most recent fiscal year end, were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Small-Cap Equity Fund	$128,624	$–	$128,624

At September 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
Small-Cap Equity Fund	$616,219	$(1,524,613)	$20,775,479	$19,867,085

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of wash losses.

As of September 30, 2017, the Small-Cap Equity Fund had available for tax purposes an unused capital loss carryforward of $1,524,613 of short-term capital losses with no expiration, which is available to offset against future taxable net capital gains. To the extent that this carryforward is

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2018 (Unaudited)

used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions from March 31, 2018 through the date these financial statements were issued that would merit recognition or disclosure in the financial statements. There were no subsequent events to report that would have a material impact in the Funds’ financial statements.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Summary of Fund Expenses – (Unaudited) (continued)

		Beginning Account Value, October 1, 2017	Ending Account Value, March 31, 2018	Expenses Paid During Period(a)	Annualized Expense Ratio
Small-Cap Equity Fund
R6 Shares	Actual	$1,000.00	$1,003.00	$3.98	0.80%

	Hypothetical(b)	$1,000.00	$1,020.95	$4.02	0.80%

Investor Shares	Actual	$1,000.00	$1,001.80	$5.27	1.06%

	Hypothetical(b)	$1,000.00	$1,019.67	$5.32	1.06%

Institutional Shares	Actual	$1,000.00	$1,002.60	$4.47	0.90%

	Hypothetical(b)	$1,000.00	$1,020.46	$4.51	0.90%

		Beginning Account Value, December 21, 2017	Ending Account Value, March 31, 2018	Expenses Paid During Period(c)	Annualized Expense Ratio
Small-Cap Growth Fund
R6 Shares	Actual(c)	$1,000.00	$1,021.50	$2.49	0.90%

	Hypothetical(b)	$1,000.00	$1,020.44	$4.53	0.90%

Investor Shares	Actual(c)	$1,000.00	$1,020.50	$3.43	1.24%

	Hypothetical(b)	$1,000.00	$1,018.75	$6.24	1.24%

Institutional Shares	Actual(c)	$1,000.00	$1,021.00	$2.74	0.99%

	Hypothetical(b)	$1,000.00	$1,020.00	$4.99	0.99%
Mid-Cap Value Fund
R6 Shares	Actual(c)	$1,000.00	$969.50	$2.16	0.80%

	Hypothetical(b)	$1,000.00	$1,020.94	$4.03	0.80%

Investor Shares	Actual(c)	$1,000.00	$968.50	$3.07	1.14%

	Hypothetical(b)	$1,000.00	$1,019.25	$5.74	1.14%

Institutional Shares	Actual(c)	$1,000.00	$970.00	$2.40	0.89%

	Hypothetical(b)	$1,000.00	$1,020.49	$4.48	0.89%

(a)	Expenses are equal to the Small-Cap Equity Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.
(c)

Actual expenses are equal to the Small-Cap Growth Fund and Mid-Cap Growth Fund annualized expense ratios, multiplied by the average account value over the period, multiplied by 100/365 (to reflect the period since commencement of operations on December 21, 2017). The annualized expense ratios reflect reimbursement of expenses by the Funds’ investment adviser for the period beginning December 21, 2017 through March 31, 2018. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements. Hypothetical expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Approval of Investment Advisory Agreement (Unaudited)

Fuller & Thaler Asset Management, Inc.

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (“Trust”) conducted on December 13 and 14, 2017, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved an Amended Investment Advisory Agreement between the Trust and Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler”) with respect to the Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Fuller & Thaler Small-Cap Equity Fund”) for an additional one-year renewal period, and with respect to the Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Fuller & Thaler Small-Cap Growth Fund”), and the Fuller & Thaler Behavioral Mid-Cap Value Fund (the “Fuller & Thaler Mid-Cap Value Fund”), each for an initial two-year term (the “Investment Advisory Agreement”). The Fuller & Thaler Small-Cap Equity Fund, Fuller & Thaler Small-Cap Growth Fund, and Fuller & Thaler Mid-Cap Value Fund are hereinafter collectively referred to as the “Fuller & Thaler Funds”.

Prior to the meeting, the Trustees received and considered information from Fuller & Thaler and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement between the Trust and Fuller & Thaler, including, but not limited to: Fuller & Thaler’s combined responses to counsel’s due diligence letter and Fuller & Thaler’s supplemental response to counsel’s supplemental requests, each requesting information relevant to the approval of the Investment Advisory Agreement; the Expense Limitation Agreement currently in effect between Fuller & Thaler and the Fuller & Thaler Small-Cap Equity Fund and the Amended and Restated Expense Limitation Agreement effective February 1, 2018 through January 31, 2019 between Fuller & Thaler and the Fuller & Thaler Funds; and Morningstar expense and performance data for comparative purposes (the “Support Materials”). The Trustees reviewed the Support Materials at various times with Fuller & Thaler, Trust management, and counsel to the Independent Trustees. The Trustees noted the completeness of the Support Materials provided by Fuller & Thaler, as well as the robust discussion with representatives of Fuller & Thaler at the quarterly meeting held on December 13 and 14, 2017. This information, together with the information provided to and reviewed by the Board throughout the course of the year and since the inception of the Fuller & Thaler Small-Cap Equity Fund, formed the primary, but not exclusive, basis for the Board’s determinations. Before voting to approve the Investment Advisory Agreement, the Trustees reviewed the terms and the form of Amended Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees received and discussed a memorandum from such counsel delineating the legal standards governing their consideration of the renewal of the Investment Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration, including the factors outlined in Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983). Representatives from Fuller & Thaler also met with the Trustees at the quarterly meeting of the Board held on December 13 and 14, 2017, and provided additional information to the Trustees regarding its services to the Fuller & Thaler Funds, including but not limited to, the following: information regarding Fuller & Thaler’s investment philosophy: the firm’s compliance culture: the ownership structure of Fuller & Thaler: financial statements of Fuller & Thaler; expenses subsidized by Fuller & Thaler with regard to the Fuller & Thaler Small-Cap Equity

Fund: resources available to service the Fuller & Thaler Funds: Fuller & Thaler’s expenses and profitability with respect to the Fuller & Thaler Small-Cap Equity Fund: projected expenses and profitability with respect to the Fuller & Thaler Small-Cap Growth Fund and the Fuller & Thaler Mid-Cap Value Fund: Fuller & Thaler’s future plans with regard to the Fuller & Thaler Funds: other benefits that Fuller & Thaler derived from its relationship with the Fuller & Thaler Small-Cap Equity Fund: and anticipated benefits that Fuller & Thaler may derive from its relationship with the Fuller & Thaler Small-Cap Growth Fund and the Fuller & Thaler Mid-Cap Value Fund.

After having received and reviewed the Support Materials, as well as quarterly investment performance, compliance, operating, and distribution reports on the Fuller & Thaler Small-Cap Equity Fund since the Fund’s inception, the Trustees discussed the facts and factors relevant to the approval of the Investment Advisory Agreement, which incorporated and reflected their knowledge of Fuller & Thaler’s services to the Fuller & Thaler Small-Cap Equity Fund, as well as the scope of services that Fuller & Thaler will provide to each of the Fuller & Thaler Small-Cap Growth Fund and the Fuller & Thaler Mid-Cap Value Fund. The Trustees noted the inclusion of a fee and performance comparison of the Fuller & Thaler Small-Cap Equity Fund to its Morningstar peer group category and a fee comparison of each of the Fuller & Thaler Small-Cap Growth Fund and the Fuller & Thaler Mid-Cap Value Fund to its respective Morningstar peer group category. It was noted that the peer group comparisons presented were filtered by total net assets so that the Fuller & Thaler Funds were compared to other similarly sized funds, and the Trustees discussed the appropriateness of this comparison. The Trustees discussed Fuller & Thaler’s ownership structure and profitability, and noted that while the firm as a whole was profitable, the Fuller & Thaler Small-Cap Equity Fund was not profitable for 2017 and the pro forma profitability projections indicate that neither the Fuller & Thaler Small-Cap Growth Fund nor the Fuller & Thaler Mid-Cap Value Fund is expected to be profitable during its first year of operations. The Trustees discussed extensively Fuller & Thaler’s fee structure, its large investment in marketing and distribution for the Fuller & Thaler Funds, and its expense allocation methodology, and determined that it is comfortable with the explanation provided by Fuller & Thaler regarding the projected pro forma loss to the firm shown for the Fuller & Thaler Small-Cap Growth Fund and the Fuller & Thaler Mid-Cap Value Fund, as well as the firm’s reported loss for 2017 with respect the Fuller & Thaler Small-Cap Equity Fund. The Trustees noted the confidential review of Fuller & Thaler’s financial statements during 2017 and noted no concerns. The Trustees further noted the investment in internal resources and systems, including the firm’s expertise in behavioral finance and marketing staff to support its distribution strategies in an effort to promote growth in the firm and the Fuller & Thaler Funds. The Trustees discussed the recent significant growth of assets of the Fuller & Thaler Small-Cap Equity Fund, and the fact that Fuller & Thaler had only recently begun to recoup previously waived advisory fees and reimbursed expenses of that Fund. Taking such information into account, including the Trustee’s discussion with representatives of Fuller & Thaler at the meeting, the Board concluded that the overall arrangements between the Trust and Fuller & Thaler with respect to each Fuller & Thaler Fund, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services to be performed, investment advisory fees to be paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

In determining whether to approve the Investment Advisory Agreement with respect to the Fuller & Thaler Funds, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by Fuller & Thaler with respect to the Fuller & Thaler Small-Cap Equity Fund and the nature, extent, and quality of the services to be provided by Fuller & Thaler with respect to the Fuller & Thaler Small-Cap Growth Fund and the Fuller & Thaler Mid-Cap Value Fund; (2) the cost of the services provided and the profits realized by

Fuller & Thaler from services rendered to the Trust with respect to the Fuller & Thaler Funds; (3) comparative fee and expense data for the Fuller & Thaler Funds and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as each Fund grows, and whether the advisory fees for each Fund reflects such economies of scale for each Fund’s benefit; and (5) other financial benefits to Fuller & Thaler resulting from services rendered to the Fuller & Thaler Funds. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Fuller & Thaler provides under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to each Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Fuller & Thaler effects on behalf of each Fund; and (5) selecting broker-dealers to execute orders on behalf of each Fund. The Trustees noted no changes to the services that Fuller & Thaler currently provides to the Fuller & Thaler Small-Cap Equity Fund under the terms of the Investment Advisory Agreement. The Trustees considered Fuller & Thaler’s capitalization and its assets under management. The Trustees further considered the investment philosophy and experience of each Fund’s portfolio management team, including the firm’s expertise in behavioral finance, which is a key component of each Fund’s investment strategy. The Trustees also noted the Fuller & Thaler Small-Cap Equity Fund’s performance compared to its benchmark. The Trustees considered that the Fuller & Thaler Small-Cap Equity Fund outperformed its benchmark for the one-, three- and five-year and since-inceptions periods ended September 30, 2017. The Trustees also considered the Fuller & Thaler Small-Cap Equity Fund’s performance compared to its Morningstar peer group category. They noted that the Fuller & Thaler Small-Cap Equity Fund outperformed the average and median of its peer group for the one-, three- and five-year periods ended September 30, 2017. In addition, the Trustees considered the performance composites of its small-cap growth and small-cap value strategies with respect to the Fuller & Thaler Small-Cap Growth Fund and the Fuller & Thaler Mid-Cap Value Fund, respectively. The Trustees noted the extensive performance history for the small-cap growth and small-cap value performance composites. The Board discussed and noted the relevance of the small-cap value strategy’s performance composite given that the Fuller & Thaler Mid-Cap Value Fund will invest in mid-cap value securities. In particular, they noted that Fuller & Thaler uses the same behavioral finance investment strategy irrespective of the capitalization of the securities being purchased. They also noted that the small-cap value strategy’s performance composite demonstrates how the behavioral finance investment strategy might perform when investing in value stocks. Further, they noted that the small-cap value strategy’s performance composite includes certain mid-cap positions that have appreciated from the small-cap universe. Finally, they noted that the same portfolio manager is responsible for the small-cap value strategy and the mid-cap value strategy. Taking these factors into account, the Trustees concluded that they are satisfied with the nature, extent and quality of services that Fuller & Thaler currently provides to the Fuller & Thaler Small-Cap Equity Fund, and that it will provide to each of the Fuller & Thaler Small-Cap Growth Fund and the Fuller & Thaler Mid-Cap Value Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that each Fuller & Thaler Fund pays to Fuller & Thaler under the Investment Advisory Agreement, as well as Fuller & Thaler’s profitability from the services rendered. In that regard, the Trustees noted that Fuller & Thaler subsidizes the costs of distribution services rendered to the Fuller & Thaler Small-Cap Equity Fund in excess of amounts accrued and payable pursuant to that Fund’s Rule 12b-1 Distribution Plan. The Trustees also considered that Fuller & Thaler has contractually agreed to reduce its management fees and, if necessary, reimburse each Fuller & Thaler Fund’s operating expenses, as specified in each Fund’s prospectus. The Trustees also noted that Fuller & Thaler recently began to recoup previously waived advisory fees of the Fuller & Thaler Small-Cap Equity Fund, but is not yet realizing any profits as a result of its advisory services to that Fund. Lastly, they noted that neither the Fuller & Thaler Small-Cap Growth Fund nor the Fuller & Thaler Mid-Cap Value Fund is expected to be profitable during each Fund’s first year of operations.

Comparative Fee and Expense Data. The Trustees noted that the Fuller & Thaler Small-Cap Equity Fund’s management fee was lower than the average and median gross management fee reported for its peer group. The Trustees further noted that the management fee of each of the Fuller & Thaler Small-Cap Growth Fund and the Fuller & Thaler Mid-Cap Value Fund was in line with the average and median gross management fee reported for its respective peer group. The Trustees then noted that the Fuller & Thaler Small-Cap Equity Fund’s net total expense ratio was below the average and median net total expense ratio reported for its peer group and that the Fund’s gross total expense ratio was above the average and median gross total expense ratio report for its peer group. In addition, the Trustees noted that each of the Fuller & Thaler Small-Cap Growth Fund’s and the Fuller & Thaler Mid-Cap Value Fund’s gross and net total expense ratios (i.e. the expense ratios reflected with and without waivers and expense reimbursements) were below the average and median gross and net total expense ratios reported for each Fund’s respective peer group. They further considered the fees paid by Fuller & Thaler’s separately managed accounts and sub-advisory relationships to other accounts with similar investment objectives and strategies to that of each Fuller & Thaler Fund, noting the differences in the services provided to these accounts compared to the services provided to each Fuller & Thaler Fund. In particular, they noted that Fuller & Thaler has additional responsibilities with respect to the Fuller & Thaler Funds, including compliance, reporting and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to the other, the Trustees concluded that the respective advisory fee charged by Fuller & Thaler to each Fuller & Thaler Fund is reasonable.

Economies of Scale. The Trustees considered whether each Fuller & Thaler Fund may benefit from any economies of scale, but did not find that any material economies exist at this time. The Trustees noted that the advisory fees charged by Fuller & Thaler related to the Fuller & Thaler Small-Cap Equity Fund does not contain any fee breakpoints, but determined that due to the comparatively low advisory fee that Fuller & Thaler charges the Fund, and the Fund’s current asset size, it is not necessary to consider the implementation of fee breakpoints at this time.

Other Benefits. The Trustees considered the extent to which Fuller & Thaler utilizes soft dollar arrangements with respect to portfolio transactions, and noted that Fuller & Thaler does utilize soft dollar arrangements consistent with the Section 28(e) safe harbor in connection with the execution of client transactions. They also noted however, that affiliated brokers are not and will not be utilized to execute the portfolio transactions of the Fuller & Thaler Funds. The Trustees concluded that, all things considered, Fuller & Thaler will not receive material additional financial benefits from services rendered to the Fuller & Thaler Funds.

FACTS	WHAT DOES CAPITOL SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number

◾  account balances and account transactions

◾  account transactions, transaction or loss history and purchase history

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Capitol Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Capitol Series Trust share?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes – to offer our products and services to you	Yes
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call 1-888-912-4562

Who we are
Who is providing this notice?	Capitol Series Trust
What we do
How does Capitol Series Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Capitol Series Trust collect my personal information?

We collect your personal information, for example, when you

◾  open an account or deposit money

◾  buy securities from us or sell securities to us

◾  make deposits or withdrawals from your account provide account information

◾  give us your account information

◾  make a wire transfer

◾  tell us who receives the money

◾  tell us where to send the money

◾  show your government-issued ID

◾  show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

◾  Capitol Series Trust does not share your personal information with nonaffiliates so they can market to you.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

◾  Capitol Series Trust doesn’t jointly market financial products or services to you.

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the each Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (888) 912-4562 and (2) from the Funds documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Walter B. Grimm, Chairman

Mary M. Morrow

Robert G. Dorsey

OFFICERS

Dina A. Tantra, Chief Executive Officer and President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Brandon R. Kipp, Chief Compliance Officer

INVESTMENT ADVISER

Fuller & Thaler Asset Management, Inc.

411 Borel Avenue, Suite 300

San Mateo, CA 94402

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

800 Yard Street, Suite 500

Grandview Heights, OH 43212

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable – applies to listed companies only.

Item 6. Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable – applies to closed-end funds only.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable – applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable – applies to closed-end funds only.

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capitol Series Trust

By (Signature and Title) /s/ Dina A. Tantra

  Dina A. Tantra, Chief Executive Officer and President

Date 5/21/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Dina A. Tantra

  Dina A. Tantra, Chief Executive Officer and President

Date 5/21/18

By (Signature and Title) /s/ Zachary P. Richmond

  Zachary P. Richmond, Treasurer and Chief Financial Officer

Date 5/21/18